Debt - Senior Secured Notes - Narrative (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 EUR (€)	Jul. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt			$ 10.0
Loss on extinguishment of debt			6.0
Senior Notes
Debt Instrument [Line Items]
Principal			2,675.0				$ 4,068.0
Revolving Credit Facility
Debt Instrument [Line Items]
Principal			$ 4,085.0				5,188.0
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage			101.00%
2.375% Senior Secured Euro Notes due April 2028 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			2.375%	2.375%
Principal			$ 588.0	€ 500			519.0
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage			101.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			5.25%	5.25%
Principal			$ 750.0				750.0
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage			101.00%
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			4.25%	4.25%				4.25%	4.25%
Principal			$ 588.0	€ 500			519.0		€ 500
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage			101.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			5.75%	5.75%
Principal			$ 750.0	€ 750			0.0
Repurchase amount | €				€ 750
Redemption price, percentage of principal amount redeemed after triggering event			101.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Senior Notes | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Senior Notes | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage			102.875%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Senior Notes | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage			101.438%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Senior Notes | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
6.250% Senior Secured U.S. Dollar Notes due January 2027 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			6.25%	6.25%
Principal			$ 0.0	€ 750			750.0
Loss on extinguishment of debt			$ 10.0
Redemption price, percentage			101.22%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	4.125%		4.125%	4.125%	4.125%
Principal			$ 0.0				750.0
Repurchase amount	$ 750.0
3.500% Senior Secured Euro Notes due June 2026 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			3.50%	3.50%
Principal			$ 0.0				779.0
Repurchase amount	878.0				€ 750
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt			10.0			$ 2,000.0
Principal			235.0				$ 623.0
Repayments of debt	350.0	€ 300
Revolving Credit Facility A due July 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of debt	$ 53.0
Senior Secured Notes 6.500% Due In 2025 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)								6.50%	6.50%
Principal								$ 500.0
Loss on extinguishment of debt			$ 0.4
Senior Secured Notes 3.500% Due in June 2026 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	3.50%				3.50%